Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

In light of rules promulgated by the NYSE and Securities Exchange Commission, Gray maintains a compensation recoupment policy, which policy complies with the required standards (the “NYSE Clawback Policy”). The NYSE Clawback Policy provides for the prompt recovery (or clawback) of certain excess incentive-based compensation received during an applicable three-year recovery period by current or former executive officers in the event Gray is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the securities laws. Excess incentive-based compensation for these purposes generally means the amount of incentive-based compensation received (on or after October 2, 2023) by such executive officer that exceeds the amount of incentive-based compensation that would have been received by such executive officer had it been determined based on the restated amounts, without regard to any taxes paid. Incentive-based compensation potentially subject to recovery under the NYSE Clawback Policy is in general limited to any compensation granted, earned or vested based wholly or in part on the attainment of a financial reporting measure.

In general, Gray may utilize a broad range of recoupment methods under the NYSE Clawback Policy. The NYSE Clawback Policy does not condition clawback on the fault of the executive officer, and clawback thereunder is generally mandatory, except in limited circumstances where the compensation committee has made a determination that recovery would be impracticable and (1) Gray has already attempted to recover such amounts but the direct expenses paid to a third party in an effort to enforce the NYSE Clawback Policy would exceed the amount to be recovered, (2) the recovery of amounts would violate applicable home country law, or (3) the recovery would cause the non-compliance of a tax-qualified retirement plan under the Internal Revenue Code and applicable regulations.